Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Apr. 30, 2014 Installment
Defined Benefit Plan Disclosure [Line Items]
ESOP compensation expense	$ 1,608,000	$ 912,000	$ 782,000
ESOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Eligibility terms	Effective upon the consummation of the Bank’s reorganization in March 2004, an ESOP was established for all eligible employees who had completed a twelve-month period of employment with the Bank and had at least 1,000 hours of service and had attained the age of 21.
Eligible employees minimum period	12 months
Number of minimum hours of service	1000 hours
Minimum eligible age	21 years
ESOP term loan	11,000,000
Purchase of common stock shares	1,076,126
Number of installments for term loan principal	15
Interest on term loan	4.00%
ESOP compensation expense	1,500,000	807,000	622,000
Second ESOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Eligibility terms	Upon completion of the Company’s second-step conversion in April 2014, a second ESOP was offered to eligible employees.
Eligible employees minimum period				12 months
ESOP term loan				10,200,000
Purchase of common stock shares				1,023,566
Number of installments for term loan principal				20
Interest on term loan				3.25%
Common stock price per share				$ 10.00
401(k) [Member]
Defined Benefit Plan Disclosure [Line Items]
Eligibility terms	The Bank sponsors a Plan, pursuant to Section 401(k) of the Internal Revenue Code (“IRC”), for all eligible (attainment of age 21 and three months of service) employees. Employees may elect to save up to 25% of their compensation, subject to IRC limits. After one year of service, for each dollar up to 4.5% of compensation, the Bank matches 50% of the employee’s contribution.
Percentage of compensation of employees	25.00%
Maximum base percentage of compensation expense	4.50%
Maximum matching contribution of employer	50.00%
Compensation expenses	92,000	94,000	90,000
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Compensation expenses	226,000	62,000	28,000
Accrued SERP liability included in other liabilities	$ 273,000	$ 418,000